SCHEDULE OF CURRENT LEGAL PROCEEDINGS (Details) (Parenthetical)									1 Months Ended		6 Months Ended		12 Months Ended
	Dec. 03, 2024 USD ($)	Dec. 03, 2024 CNY (¥)	Apr. 30, 2024 USD ($)	Apr. 30, 2024 CNY (¥)	Mar. 07, 2024 USD ($)	Mar. 07, 2024 CNY (¥)	May 18, 2022 USD ($)	May 18, 2022 CNY (¥)	Apr. 30, 2024 USD ($)	Apr. 30, 2024 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Jun. 30, 2025 CNY (¥)
Loss Contingencies [Line Items]
Loss contingency damages awarded value									$ 3,100,000	¥ 22,700,000							$ 900,000	¥ 6,400,000
Compensation damages paid value			$ 3,100,000						$ 3,100,000	¥ 22,700,000
Estimated liability											$ 3,370,000								¥ 24,200,000
Compensation payment	$ 414,235	¥ 2,980,724		¥ 22,700,000	$ 1,800,000	¥ 13,077,192	$ 836,537	¥ 5,769,760
Other fees	$ 22,574	¥ 162,436
Accrued legal expense											436,809	¥ 3,143,160	$ 436,809	¥ 3,143,160
Legal compensation charge															$ 800,000	¥ 5,800,000
Other Expense [Member]
Loss Contingencies [Line Items]
Compensation damages paid value											$ 115,115	¥ 835,151	$ 115,115	¥ 835,151